RELATED PARTY TRANSACTIONS (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2016	Dec. 09, 2016
Transactions with members of the Board of Directors and management
Loans to related parties	€ 5	€ 6
Deposits to related parties	5	5
Letters of guarantee to related parties	0	0
Total compensation	10	19
Total compensation from continuing operations		10
Transactions with subsidiaries, associates and joint ventures
Letters of guarantee to affiliates	1	2
Receivables from affiliates	17	15
Payables to affiliates	10	13
Income from affiliates	2	14
Expense to affiliates	3	4
Transactions with other related parties
Receivables from the employee benefits related funds	746	723
Payables to the employee benefits related funds	123	146
Interest income from the employee benefits related funds	0	1
Interest expense from the employee benefits related funds	€ 0	€ 1
Transactions with HFSF
HFSF percentage of the Bank's ordinary shares	40.39%
HFSF percentage of full voting rights	38.92%
Amount paid for dividends of CoCos issued by the Bank				€ 165
Payments for repurchase of HFSF CoCos			€ 2,029
Interest accrued for dividends of CoCos issued by the Bank			€ 3